Financial instruments, Location of Gains (Losses) Related to Derivative Instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments [Abstract]
Gain (Loss) recognized in OCI (Effective Portion)	€ (1.5)	€ 3.0	€ 0.8
Gain (Loss) reclassified from accumulated OCI into profit (loss) (Effective portion)	(13.8)
Derivatives Designated as Hedging Instruments [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments [Abstract]
Gain (Loss) recognized in OCI (Effective Portion)	(30.7)	23.9	(1.0)
Derivatives Designated as Hedging Instruments [Member] | Foreign Exchange Contracts [Member] | Other Income (Expense), Net [Member]
Derivative Instruments [Abstract]
Gain (Loss) reclassified from accumulated OCI into profit (loss) (Effective portion)	12.4	(3.4)	(5.0)
Derivatives Designated as Hedging Instruments [Member] | Foreign Exchange Contracts [Member] | Cash Flow Hedges [Member] | Other Income (Expense), Net [Member]
Derivative Instruments [Abstract]
Gain (Loss) recognized in profit (loss) (Ineffective portion and amount excluded from effectiveness testing)	8.8	17.2	(18.0)
Derivatives Not Designated as Hedging Instruments [Member] | Foreign Exchange Contracts [Member] | Cash Flow Hedges [Member] | Other Income (Expense), Net [Member]
Derivative Instruments [Abstract]
Gain (Loss) recognized in profit (loss) on derivatives	€ (7.1)	€ (2.0)	€ 10.0